UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	11-30-2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
California High-Yield Municipal Fund
November 30, 2018

California High-Yield Municipal - Schedule of Investments
NOVEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.7%
California — 98.4%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/30	2,400,000	2,676,768
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/37	2,000,000	2,150,080
ABC Unified School District GO, Capital Appreciation, 0.00%, 8/1/21 (NATL)(1)	1,000,000	944,240
Alameda Community Facilities District Special Tax, 5.00%, 9/1/42	1,250,000	1,343,425
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/26	2,000,000	2,247,320
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,250,240
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	2,270,000	2,491,438
Antelope Valley Healthcare District Rev., 5.00%, 3/1/26	5,000,000	5,479,550
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	5,078,150
Bay Area Toll Authority Rev., VRDN, 2.39%, (MUNIPSA plus 0.70%), 10/1/19	1,450,000	1,451,566
Bay Area Toll Authority Rev., VRDN, 2.79%, (MUNIPSA plus 1.10%), 4/1/24	2,500,000	2,562,675
Bay Area Toll Authority Rev., VRDN, 2.94%, (MUNIPSA plus 1.25%), 4/1/27	1,000,000	1,039,380
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/43	1,605,000	1,729,307
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,855,000	3,064,214
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/21 (AGM)(1)	1,190,000	1,126,014
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/22 (AGM)(1)	1,220,000	1,121,680
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/23 (AGM)(1)	1,000,000	892,760
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/53	6,250,000	6,690,250
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(1)	22,520,000	2,766,807
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.25%, 6/1/46	1,000,000	965,710
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,002,320
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.65%, 6/1/41	1,500,000	1,500,585
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 0.00%, 6/1/46(1)	15,975,000	2,821,504
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	715,000	832,653
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,820,000	1,938,810
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/30	575,000	662,452
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/31	650,000	745,836
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/32	500,000	571,715
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/33	575,000	654,839
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/34	1,250,000	1,415,200
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/35	1,250,000	1,408,463
California Health Facilities Financing Authority Rev., (Adventist Health System / West Obligated Group), 4.00%, 3/1/24	2,250,000	2,431,732
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/26	1,020,000	1,122,459
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/24	1,710,000	1,986,490
California Infrastructure & Economic Development Bank Rev., (Colburn School), VRDN, 2.69%, (MUNIPSA plus 1.00%), 6/1/20	2,190,000	2,204,848
California Mobilehome Park Financing Authority Rev., (Millennium Housing of California), 5.50%, 12/15/41	2,000,000	2,001,440
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	1,860,000	1,918,850
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,842,032
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(2)	2,000,000	2,117,680
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/20	600,000	626,694
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/22	360,000	390,787

California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,000,000	1,156,550
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	3,615,000	3,888,041
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(2)	625,000	622,050
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(2)	1,400,000	1,285,368
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(2)	2,100,000	1,988,154
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	3,500,000	3,850,175
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	1,500,000	1,650,075
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/36	1,580,000	1,731,174
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/37	1,500,000	1,640,280
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/42	1,750,000	1,893,920
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47	3,000,000	3,234,360
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	5,716,987
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,104,080
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,114,330
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	500,000	560,280
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/35	350,000	373,412
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/40	500,000	528,080
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/44	300,000	315,792
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/47	1,600,000	1,689,872
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/38(2)	1,100,000	1,133,726
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(2)	5,100,000	5,204,703
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/38(2)	800,000	828,272
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(2)	1,810,000	1,860,282
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/53(2)	1,805,000	1,843,844
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(2)	905,000	938,938
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(2)	1,400,000	1,452,864
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	950,000	1,020,072
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,750,000	1,864,590
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/47	3,500,000	3,688,020
California School Finance Authority Rev., (52nd & Crenshaw LLC), 6.00%, 10/1/49	700,000	731,346
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31	4,000,000	4,337,240
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(2)	5,000,000	5,230,500
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/27(2)	985,000	1,078,161
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/28(2)	1,285,000	1,399,339
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/29(2)	795,000	861,319
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/30(2)	400,000	431,644
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/31(2)	500,000	538,025
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(2)	1,000,000	1,050,740
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/41(2)	1,000,000	1,049,550
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(2)	1,800,000	1,826,118
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(2)	1,565,000	1,572,512
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/54(2)	1,660,000	1,651,783
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(2)	2,525,000	2,505,633
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(2)	1,500,000	1,501,890
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/46(2)	4,630,000	4,658,706
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/51(2)	2,000,000	2,000,000
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(2)	325,000	339,394
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(2)	430,000	439,851
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(2)	1,100,000	1,112,892

California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(2)	1,000,000	1,004,800
California School Finance Authority Rev., (Encore Education Obligated Group), 5.00%, 6/1/42(2)	2,010,000	1,747,152
California School Finance Authority Rev., (Encore Education Obligated Group), 5.00%, 6/1/52(2)	2,190,000	1,834,322
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(2)	1,000,000	1,067,400
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(2)	3,500,000	3,650,640
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(2)	1,750,000	1,848,717
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37(2)	1,050,000	967,155
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47(2)	1,425,000	1,286,390
California School Finance Authority Rev., (Kipp Schools), 4.125%, 7/1/24	420,000	434,406
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/34	500,000	531,165
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/37(2)	1,180,000	1,274,695
California School Finance Authority Rev., (Kipp Schools), 5.125%, 7/1/44	700,000	736,841
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/45(2)	1,650,000	1,737,698
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(2)	500,000	521,065
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(2)	550,000	562,216
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(2)	1,000,000	1,011,720
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/21(2)	940,000	959,947
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(2)	500,000	527,460
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(2)	870,000	897,710
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(2)	1,000,000	1,018,850
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(2)	360,000	367,488
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(2)	2,100,000	2,118,522
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(2)	1,550,000	1,554,247
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(2)	1,000,000	1,066,200
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/47(2)	1,870,000	1,971,821
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 4.30%, 6/1/53(2)	2,935,000	2,754,527
California State Public Works Board Rev., 5.00%, 4/1/25	1,500,000	1,636,260
California State Public Works Board Rev., 5.00%, 12/1/31	975,000	1,054,463
California State Public Works Board Rev., 5.00%, 4/1/37	5,465,000	5,872,197
California State Public Works Board Rev., 5.00%, 11/1/38	2,350,000	2,578,208
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.75%, 10/1/31	1,000,000	1,097,620
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/39	7,000,000	7,723,030
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44(2)	1,500,000	1,556,160
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,785,000	2,001,538
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/43 (GA: American Baptist Homes Foundation)	1,200,000	1,246,416
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/45	2,400,000	2,531,712
California Statewide Communities Development Authority Rev., (Be.group), 7.25%, 11/15/41(2)	2,500,000	2,606,100
California Statewide Communities Development Authority Rev., (California Baptist University), 3.00%, 11/1/22(2)	1,670,000	1,670,367
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(2)	2,630,000	2,617,981
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(2)	3,090,000	3,387,474
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/41(2)	4,450,000	4,766,795
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/40	1,000,000	1,080,550
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/34	1,500,000	1,636,635
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/44	2,760,000	2,975,915
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,250,000	1,322,025

California Statewide Communities Development Authority Rev., (Episcopal Communities & Services for Seniors), 5.00%, 5/15/42	1,500,000	1,576,425
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	1,000,000	1,088,500
California Statewide Communities Development Authority Rev., (Independence Support LLC), 7.00%, 6/1/45(3)	7,000,000	4,219,180
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 1.54%, 12/7/18	3,050,000	3,050,000
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 1.54%, 12/7/18	4,345,000	4,345,000
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 1.54%, 12/7/18	9,700,000	9,700,000
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 1.54%, 12/7/18	11,540,000	11,540,000
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(2)	3,500,000	3,680,670
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(2)	2,000,000	2,179,120
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(2)	3,155,000	3,373,010
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	1,000,000	1,038,790
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(2)	1,700,000	1,747,651
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	5,000,000	5,237,350
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(2)	9,900,000	10,139,679
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	4,850,446
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/58(2)	14,750,000	15,702,260
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/48(4)	10,000,000	10,703,900
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 4.00%, 10/1/41	6,500,000	6,442,280
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/25 (California Mortgage Insurance)	2,500,000	2,527,400
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/26 (California Mortgage Insurance)	2,750,000	2,773,512
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/27 (California Mortgage Insurance)	1,500,000	1,509,690
California Statewide Communities Development Authority Special Assessment, 2.70%, 9/2/22	345,000	343,896
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/23	355,000	356,867
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/24	365,000	364,036
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/35	1,920,000	2,049,946
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/45	3,810,000	4,035,361
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/36	1,000,000	1,068,270
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	4,330,000	4,604,435
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/45	1,500,000	1,591,425
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/47	1,650,000	1,769,361
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/48	7,330,000	7,854,975
Capistrano Unified School District Community Facilities District Special Tax, 3.20%, 9/1/44	1,610,000	1,346,894
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/29 (AGM)	1,250,000	1,393,025
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/30 (AGM)	1,315,000	1,460,373
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/31 (AGM)	1,380,000	1,529,523
Central Basin Municipal Water District Rev., 5.00%, 8/1/44	5,000,000	5,324,250
Chino Community Facilities District Special Tax, 5.00%, 9/1/43(4)	3,160,000	3,420,100
Chino Community Facilities District Special Tax, 5.00%, 9/1/48(4)	2,500,000	2,695,325
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/43	595,000	645,081
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/48	1,000,000	1,081,640

Corona-Norco Unified School District Special Tax, 5.00%, 9/1/43(4)	2,430,000	2,617,596
Corona-Norco Unified School District Special Tax, 4.00%, 9/1/45	2,000,000	1,976,220
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/48(4)	1,500,000	1,609,560
Del Mar Race Track Authority Rev., 5.00%, 10/1/29	1,010,000	1,095,244
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	2,000,000	2,130,240
Dixon Special Tax, 5.00%, 9/1/45	4,780,000	5,042,374
Duarte Unified School District GO, Capital Appreciation, 0.00%, 11/1/23 (AGM)(1)	1,150,000	1,016,002
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/37	1,150,000	1,240,229
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/47	2,840,000	3,023,862
East Garrison Public Finance Authority Special Tax, 5.00%, 9/1/46	1,250,000	1,328,163
Eastern Municipal Water District Special Tax, 5.00%, 9/1/36	3,575,000	3,827,824
El Dorado County Special Tax, 5.00%, 9/1/27	1,055,000	1,191,201
El Dorado County Special Tax, 5.00%, 9/1/29	1,225,000	1,364,417
El Dorado County Special Tax, 5.00%, 9/1/30	1,325,000	1,466,272
El Dorado County Special Tax, 5.00%, 9/1/31	1,280,000	1,410,982
El Dorado County Special Tax, 5.00%, 9/1/32	1,355,000	1,487,871
El Dorado County Special Tax, 4.00%, 9/1/43	1,250,000	1,219,213
El Dorado County Special Tax, 4.00%, 9/1/46	2,350,000	2,284,576
El Dorado County Special Tax, 5.00%, 9/1/48	2,850,000	3,047,476
Elk Grove Finance Authority Special Tax, 4.00%, 9/1/22	1,310,000	1,366,382
Elk Grove Finance Authority Special Tax, 4.00%, 9/1/24	1,705,000	1,798,860
Elk Grove Finance Authority Special Tax, 4.00%, 9/1/26	2,140,000	2,244,496
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/43	1,040,000	1,107,163
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/48	1,250,000	1,325,600
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	590,000	667,538
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,116,130
Escondido Joint Powers Financing Authority Rev., 5.00%, 9/1/31	1,355,000	1,468,698
Folsom Ranch Financing Authority Special Tax, 5.00%, 9/1/47	4,325,000	4,605,000
Folsom Ranch Financing Authority Special Tax, (Folsom CA-Community Facilities District No. 20), 5.00%, 9/1/33	530,000	581,823
Folsom Ranch Financing Authority Special Tax, (Folsom CA-Community Facilities District No. 20), 5.00%, 9/1/38	845,000	911,865
Folsom Ranch Financing Authority Special Tax, (Folsom CA-Community Facilities District No. 20), 5.00%, 9/1/48	1,675,000	1,797,744
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 80 Bella Strada), 5.00%, 9/1/46	1,000,000	1,069,290
Fontana Special Tax, (Fontana Community Facilities District No. 31 Citrus Heights North), 5.00%, 9/1/35	1,365,000	1,496,750
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	4,000,000	4,583,440
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	27,500,000	31,313,425
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,000,000	2,018,100
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,200,000	1,969,704
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	3,750,000	4,136,325
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,199,290
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,126,760
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	1,500,000	1,634,985
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25	1,000,000	1,099,220
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	1,000,000	1,103,640
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	1,500,000	1,648,350
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	1,545,000	1,691,389
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	7,000,000	7,022,050
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	10,000,000	9,618,300
Golden State Tobacco Securitization Corp. Rev., 5.25%, 6/1/47	16,500,000	16,413,540
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(1)	45,000,000	7,094,700

Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/34	350,000	373,125
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,217,222
Hesperia Special Tax, 5.00%, 9/1/29	1,060,000	1,144,291
Hesperia Special Tax, 5.00%, 9/1/35	2,690,000	2,863,532
Huntington Beach Community Facilities District Special Tax, 5.375%, 9/1/33	1,700,000	1,828,826
Independent Cities Finance Authority Rev., 5.00%, 10/15/47	4,000,000	4,144,600
Independent Cities Finance Authority Rev., (Augusta Communities LLC), 5.00%, 5/15/39	2,500,000	2,609,175
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 5.00%, 9/15/36	1,000,000	1,031,610
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 5.00%, 9/15/36	1,500,000	1,541,295
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 6.75%, 8/15/46	2,500,000	2,718,650
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,227,272
Irvine Special Assessment, 5.00%, 9/2/24	700,000	768,467
Irvine Special Assessment, 5.00%, 9/2/26	600,000	653,502
Irvine Special Assessment, 5.00%, 9/2/29	700,000	762,097
Irvine Special Assessment, 5.00%, 9/2/30	350,000	379,918
Irvine Special Assessment, 5.00%, 9/2/42	1,500,000	1,605,195
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,057,090
Irvine Special Tax, 5.00%, 9/1/44	500,000	527,495
Irvine Special Tax, 5.00%, 9/1/49	4,500,000	4,735,620
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/43	2,500,000	2,717,750
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/48	4,250,000	4,607,722
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/51 (AGM)	1,250,000	1,383,338
Irvine Unified School District Special Tax, 5.00%, 9/1/29	550,000	614,273
Irvine Unified School District Special Tax, 5.00%, 9/1/29	700,000	781,802
Irvine Unified School District Special Tax, 5.00%, 9/1/31	420,000	464,407
Irvine Unified School District Special Tax, 5.00%, 9/1/34	500,000	547,750
Irvine Unified School District Special Tax, 6.70%, 9/1/35	515,000	542,619
Irvine Unified School District Special Tax, 5.00%, 3/1/57	3,500,000	3,726,590
Jurupa Community Services District Special Tax, 5.00%, 9/1/37	250,000	260,978
Jurupa Community Services District Special Tax, 5.00%, 9/1/40	1,605,000	1,711,957
Jurupa Community Services District Special Tax, 5.00%, 9/1/42	1,000,000	1,041,080
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/42	1,000,000	1,089,500
Jurupa Unified School District Special Tax, 5.00%, 9/1/33	1,220,000	1,319,601
Jurupa Unified School District Special Tax, 5.00%, 9/1/38	1,000,000	1,061,710
Jurupa Unified School District Special Tax, 3.625%, 9/1/42	1,300,000	1,161,901
Jurupa Unified School District Special Tax, 5.00%, 9/1/43	1,255,000	1,323,209
Jurupa Unified School District Special Tax, 4.00%, 9/1/47	1,000,000	957,090
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36	1,100,000	1,137,114
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/43	2,470,000	2,673,726
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/48	3,640,000	3,921,918
Lake Elsinore Facilities Financing Authority Special Tax, 4.00%, 9/1/44	535,000	520,699
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/34	535,000	569,796
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	1,925,000	2,052,878
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/42	600,000	588,240
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/47	900,000	873,000
Lammersville Joint Unified School District Special Tax, 5.00%, 9/1/27	450,000	509,121
Lammersville Joint Unified School District Special Tax, 5.00%, 9/1/28	505,000	567,665
Lammersville Joint Unified School District Special Tax, 5.00%, 9/1/30	1,300,000	1,445,691
Lammersville Joint Unified School District Special Tax, 5.00%, 9/1/32	1,510,000	1,667,267

Lammersville Joint Unified School District Special Tax, 6.00%, 9/1/43	1,250,000	1,406,275
Lammersville Joint Unified School District Special Tax, 5.00%, 9/1/47	3,750,000	3,987,112
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37	1,150,000	1,443,066
Los Angeles Community Facilities District Special Tax, 6.40%, 9/1/22	620,000	621,420
Los Angeles County COP, 5.00%, 3/1/23	1,000,000	1,128,540
Los Angeles County Schools COP, 5.00%, 6/1/19 (AGM)	1,200,000	1,219,128
Los Angeles County Schools COP, 5.00%, 6/1/20 (AGM)	1,305,000	1,365,800
Los Angeles County Schools COP, 5.00%, 6/1/21 (AGM)	1,895,000	2,037,769
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/30	3,500,000	3,912,930
Los Angeles Unified School District COP, 5.00%, 10/1/29	350,000	383,646
Los Angeles Unified School District GO, 5.00%, 7/1/30	1,155,000	1,309,424
M-S-R Energy Authority Rev., 7.00%, 11/1/34	1,700,000	2,372,775
M-S-R Energy Authority Rev., 6.50%, 11/1/39	4,000,000	5,486,480
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	125,000	132,475
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	215,000	227,390
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	100,000	107,428
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	225,000	241,216
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	100,000	108,866
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	110,000	119,348
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	250,000	273,145
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	175,000	192,731
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	260,000	285,025
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	135,000	149,684
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	127,179
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	110,731
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	111,694
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	110,413
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	340,000	372,817
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	250,000	271,043
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	400,000	431,988
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	266,458
Menifee Union School District Special Tax, 5.00%, 9/1/43	1,000,000	1,076,620
Menifee Union School District Special Tax, 5.00%, 9/1/48	1,500,000	1,609,920
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/24	1,200,000	1,356,336
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/26	755,000	861,606
Menifee Union School District Public Financing Authority Special Tax, 4.00%, 9/1/27	420,000	447,035
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/28	325,000	368,748
Moorpark Rev., (Villa del Arroyo Moorpark LLC), 6.50%, 5/15/41	4,000,000	4,303,360
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/42	655,000	699,887
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/46	825,000	879,038
Murrieta Financing Authority Special Tax, 5.00%, 9/1/31	1,735,000	1,854,333
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	2,530,000	2,813,461
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/30	1,735,000	1,902,670
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,915,000	2,093,286
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/32	1,155,000	1,258,453
Napa Special Tax, 4.00%, 9/1/25	155,000	164,002
Napa Special Tax, 4.00%, 9/1/26	365,000	384,611
Napa Special Tax, 4.00%, 9/1/33	315,000	319,634
Napa Special Tax, 4.00%, 9/1/34	400,000	404,400

Norman Y Mineta San Jose International Airport SJC Rev., 5.25%, 3/1/34	2,605,000	2,774,820
Northern California Power Agency Rev., 5.00%, 7/1/31	1,090,000	1,193,190
Northern Inyo County Local Hospital District Rev., 3.875%, 12/1/27	4,065,000	4,015,326
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	436,929
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/41	2,065,000	2,196,953
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/46	1,000,000	1,059,800
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,067,010
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	531,615
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,359,400
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	1,925,740
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,120,361
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	968,640
Orange County Community Facilities District Special Tax, 5.25%, 8/15/45	4,000,000	4,305,600
Orange County Community Facilities District Special Tax, 5.00%, 8/15/46	10,000,000	10,591,100
Orange County Community Facilities District Special Tax, 5.00%, 8/15/47	2,550,000	2,725,644
Oxnard Financing Authority Rev., 5.00%, 6/1/34 (AGM)	2,750,000	3,045,020
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	400,000	444,496
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/24 (BAM)	475,000	550,620
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/25 (BAM)	850,000	1,002,983
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/26 (BAM)	600,000	717,672
Palm Springs Financing Authority Rev., 5.00%, 6/1/35	4,000,000	4,319,240
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	8,465,000	9,002,443
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	2,005,000	2,229,841
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,000,000	3,276,990
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,297,189
Palomar Health Rev., (Palomar Health Obligated Group), 4.00%, 11/1/39	8,875,000	8,572,895
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	8,250,000	8,720,085
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	10,000,000	10,559,300
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/26	1,090,000	1,210,914
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/27	1,000,000	1,118,460
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/30	1,325,000	1,459,859
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,690,192
Perris Union High School District Special Tax, 5.00%, 9/1/41	4,750,000	5,066,540
Pleasant Valley School District / Ventura County GO, 5.85%, 8/1/31 (NATL)	4,835,000	5,816,602
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/34	995,000	1,066,590
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/35	990,000	1,057,587
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/36	1,245,000	1,326,946
Rancho Cordova Special Tax, 4.00%, 9/1/22	400,000	421,000
Rancho Cordova Special Tax, 4.00%, 9/1/23	650,000	689,436
Rancho Cordova Special Tax, 4.00%, 9/1/24	500,000	531,875
Rancho Cordova Special Tax, 4.00%, 9/1/26	1,000,000	1,053,030
Rancho Cordova Special Tax, 4.00%, 9/1/27	425,000	444,274
Rancho Cordova Special Tax, 4.00%, 9/1/29	1,280,000	1,315,136
Rancho Cordova Special Tax, 4.00%, 9/1/31	1,350,000	1,375,164
Rancho Cordova Special Tax, 4.00%, 9/1/37	3,000,000	2,991,990
Rancho Cordova Special Tax, 5.00%, 9/1/40	1,195,000	1,270,739
Rancho Cordova Special Tax, 4.00%, 9/1/45	1,025,000	995,408
Rancho Cordova Special Tax, 5.00%, 9/1/45	1,250,000	1,325,425
Redding Electric System Rev., 5.00%, 6/1/21	400,000	431,556

Redding Electric System Rev., 5.00%, 6/1/23	740,000	837,502
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (Ambac)(1)	3,405,000	2,481,053
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/35	2,550,000	2,751,399
Rio Elementary School District Community Facilities District Special Tax, 5.50%, 9/1/39	1,785,000	1,959,252
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/38	1,070,000	1,156,456
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/48	1,190,000	1,275,228
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	3,500,000	3,698,205
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	5,000,000	5,283,150
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/30	1,035,000	1,089,317
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/35	2,520,000	2,631,560
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/40	2,250,000	2,424,375
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	3,000,000	3,114,750
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	1,110,000	1,186,912
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/44	2,735,000	2,941,903
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/45	540,000	575,780
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/48(4)	2,500,000	2,668,350
Riverside County Transportation Commission Rev., 5.75%, 6/1/44	500,000	544,000
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(1)	2,000,000	689,700
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(1)	3,320,000	1,086,968
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(1)	5,000,000	1,557,300
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,553,376
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	1,781,310
Romoland School District Special Tax, 5.00%, 9/1/35	4,685,000	5,027,848
Romoland School District Special Tax, 5.00%, 9/1/38	2,900,000	3,094,416
Romoland School District Special Tax, 5.00%, 9/1/41	1,250,000	1,343,288
Romoland School District Special Tax, 5.00%, 9/1/43	2,640,000	2,773,795
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/43	3,000,000	3,239,910
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/48	3,250,000	3,493,587
Roseville Special Tax, 5.00%, 9/1/32(2)	1,265,000	1,341,178
Roseville Special Tax, 5.00%, 9/1/37	1,250,000	1,333,800
Roseville Special Tax, 5.00%, 9/1/38	1,650,000	1,783,930
Roseville Special Tax, 5.00%, 9/1/47(2)	6,500,000	6,794,450
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	1,650,000	1,737,252
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	3,079,043
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/48	2,030,000	2,195,729
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27	5,000,000	5,679,000
Sacramento Special Tax, 5.00%, 9/1/41	1,900,000	2,021,410
Sacramento Special Tax, 5.00%, 9/1/46	2,250,000	2,384,550
Sacramento Special Tax, 5.00%, 9/1/47(2)	1,900,000	1,955,442
Sacramento County Special Tax, 5.00%, 9/1/29	1,000,000	1,108,890
Sacramento County Special Tax, 5.00%, 9/1/30	1,170,000	1,290,931
Sacramento County Special Tax, 5.00%, 9/1/31	1,355,000	1,489,714
Sacramento County Special Tax, 5.00%, 9/1/32	665,000	727,989
Sacramento County Special Tax, 5.00%, 9/1/35	2,335,000	2,530,790
Sacramento County Special Tax, 5.00%, 9/1/40	2,325,000	2,479,938
Sacramento County Special Tax, 5.00%, 9/1/40	3,000,000	3,212,430

Sacramento County Special Tax, 5.00%, 9/1/45	4,645,000	4,929,135
Sacramento County Special Tax, 5.00%, 9/1/46	3,385,000	3,587,423
Sacramento Transportation Authority Rev., 5.00%, 10/1/24	1,055,000	1,168,244
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 5.00%, 9/1/33	3,000,000	3,214,350
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 4.00%, 9/1/42	700,000	682,136
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 4.00%, 9/1/48	1,000,000	961,230
San Bernardino County Special Tax, (San County Bernardino Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,300,000	1,403,961
San Bernardino County Special Tax, (San County Bernardino Community Facilities District No. 2006-1), 5.00%, 9/1/48	1,200,000	1,294,956
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/21 (AGM)	3,900,000	4,229,667
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/23 (AGM)	2,425,000	2,735,667
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	11,100,000	12,105,327
San Clemente Special Tax, 5.00%, 9/1/46	7,620,000	8,070,571
San Diego Special Tax, 5.00%, 9/1/37	975,000	1,043,328
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	835,000	964,650
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	525,000	602,217
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	725,000	820,388
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/43	1,255,000	1,229,800
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/48	1,250,000	1,211,838
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/24	300,000	337,476
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/25	955,000	1,071,644
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/26	500,000	559,680
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	1,500,000	1,644,735
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/30	2,000,000	2,196,840
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	390,000	423,657
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	545,000	607,174
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	650,000	741,813
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	700,000	814,758
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	835,725
San Francisco City & County Redevelopment Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(1)	5,500,000	1,404,700
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/33	780,000	862,797
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/20	1,000,000	1,046,660
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/21	275,000	294,033
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/28	1,080,000	1,196,694
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/29	1,165,000	1,282,549
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/32	450,000	489,042
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/33	1,280,000	1,389,261
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/34	335,000	362,423
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,399,600
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NATL)(1)	3,090,000	2,520,482
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NATL)(1)	165,000	110,981
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NATL)(1)	16,000,000	9,809,120
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NATL)(1)	290,000	168,789
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(1)	1,335,000	637,062
San Mateo Special Tax, 6.00%, 9/1/42	500,000	549,710
San Mateo Special Tax, 5.50%, 9/1/44	2,250,000	2,406,397
Santa Margarita Water District Special Tax, 5.625%, 9/1/43	1,250,000	1,336,300
Santaluz Community Facilities District No. 2 Special Tax, 5.10%, 9/1/30	465,000	496,941
Saugus-Castaic School Facilities Financing Authority Special Tax, 6.00%, 9/1/43	1,475,000	1,617,839

Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/41	1,235,000	1,311,113
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/46	1,245,000	1,317,720
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(1)	32,000,000	11,572,800
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(1)	11,465,000	2,884,823
Southern California Public Power Authority Rev., 5.25%, 11/1/19	2,445,000	2,513,338
Southern California Public Power Authority Rev., 5.00%, 11/1/33	3,755,000	4,395,828
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(1)	1,800,000	1,411,506
State of California GO, 5.00%, 11/1/19	4,500,000	4,638,195
State of California GO, 5.00%, 10/1/24	14,590,000	16,826,063
State of California GO, 5.25%, 2/1/30	5,000,000	5,473,550
State of California GO, VRN, 2.69%, (MUNIPSA plus 1.00%), 5/1/19	800,000	800,224
State of California GO, VRN, 2.84%, (MUNIPSA plus 1.15%), 5/1/20	960,000	968,352
Stockton Public Financing Authority Rev., 5.00%, 9/1/28 (BAM)	2,215,000	2,507,380
Stockton Public Financing Authority Rev., 5.00%, 9/1/29 (BAM)	1,750,000	1,973,020
Stockton Public Financing Authority Rev., 6.25%, 10/1/40	1,750,000	2,036,230
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/33 (BAM)	1,000,000	1,144,880
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/34 (BAM)	1,000,000	1,139,400
Stockton Unified School District GO, 5.00%, 8/1/31	4,620,000	5,235,985
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,410,000	1,508,771
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	1,820,000	1,941,958
Sunnyvale Special Tax, 7.75%, 8/1/32	6,500,000	6,514,820
Tahoe-Truckee Unified School District GO, Capital Appreciation, 0.00%, 8/1/22 (NATL)(1)	2,690,000	2,473,213
Tahoe-Truckee Unified School District GO, Capital Appreciation, 0.00%, 8/1/23 (NATL)(1)	2,220,000	1,980,107
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	4,000,000	4,243,800
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,084,170
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 5.50%, 6/1/45	2,000,000	2,008,840
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/45(1)	20,000,000	2,149,200
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/45(1)	25,000,000	4,346,250
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/37	2,250,000	2,249,910
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.125%, 6/1/46	14,120,000	14,119,435
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(1)	25,000,000	2,868,250
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/43	2,500,000	2,704,950
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/48	2,750,000	2,969,010
Tracy Community Facilities District No. 2006-01 Special Tax, 5.75%, 9/1/36	3,105,000	3,106,118
Tracy Public Financing Authority Special Tax, 5.00%, 9/2/19	2,285,000	2,333,282
Tracy Public Financing Authority Special Tax, 5.00%, 9/2/20	2,100,000	2,195,970
Tulare Sewer Rev., 5.00%, 11/15/22 (AGM)	500,000	554,160
Tulare Sewer Rev., 5.00%, 11/15/24 (AGM)	500,000	575,115
Tulare Sewer Rev., 5.00%, 11/15/25 (AGM)	400,000	467,352
Tustin Community Facilities District Special Tax, 5.00%, 9/1/37	3,330,000	3,545,118
Tustin Community Facilities District Special Tax, 5.00%, 9/1/40	1,100,000	1,179,145
Tustin Community Facilities District Special Tax, 5.00%, 9/1/45	2,200,000	2,351,536
University of California Rev., VRDN, 1.48%, 12/3/18	3,700,000	3,700,000
University of California Rev., VRDN, 1.50%, 12/3/18	1,100,000	1,100,000

Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	3,000,000	2,935,470
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	2,500,000	2,709,475
Val Verde Unified School District Special Tax, 5.00%, 9/1/37	1,750,000	1,852,655
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	446,308
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	999,430
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	757,553
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	1,017,840
Whittier Rev., (Presbyterian Intercommunity Hospital Obligated Group), 5.00%, 6/1/44	3,500,000	3,734,290
William S Hart Union High School District Special Tax, 5.00%, 9/1/42	1,350,000	1,434,416
William S Hart Union High School District Special Tax, 5.00%, 9/1/47	2,350,000	2,488,932
Woodland Special Tax, 4.00%, 9/1/41	2,745,000	2,700,531
Woodland Special Tax, 4.00%, 9/1/45	2,750,000	2,679,270
Yuba City Unified School District GO, Capital Appreciation, 0.00%, 3/1/25 (NATL)(1)	1,500,000	1,257,900
		1,175,070,300
Guam — 1.1%
Guam Government Rev., 5.125%, 1/1/42	1,000,000	1,029,430
Guam Government Power Authority Rev., 5.00%, 10/1/34	850,000	885,496
Guam Government Power Authority Rev., 5.00%, 10/1/36	1,940,000	2,071,144
Guam Government Power Authority Rev., 5.00%, 10/1/37	1,575,000	1,677,296
Guam Government Waterworks Authority Rev., 5.00%, 7/1/40	3,115,000	3,270,875
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	3,000,000	3,117,060
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,606,890
		13,658,191
U.S. Virgin Islands — 0.2%
Virgin Islands Public Finance Authority Rev., 5.00%, 9/1/33(2)	2,500,000	2,607,400
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,178,650,822)		1,191,335,891
OTHER ASSETS AND LIABILITIES — 0.3%		3,237,024
TOTAL NET ASSETS — 100.0%		$1,194,572,915

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $147,439,209, which represented 12.3% of total net assets.

(3)	Security is in default.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
California Intermediate-Term Tax-Free Bond Fund
November 30, 2018

California Intermediate-Term Tax-Free Bond - Schedule of Investments
NOVEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 101.0%
California — 100.6%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	1,000,000	1,132,910
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	1,000,000	1,129,560
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.25%, 8/1/19, Prerefunded at 100% of Par(1)	1,200,000	1,236,444
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.00%, 8/1/30	3,500,000	3,857,315
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	1,450,000	1,604,106
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/28 (AGM)	2,630,000	3,093,222
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/31 (AGM)	1,400,000	1,617,868
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/32 (AGM)	495,000	569,765
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/20	3,010,000	3,180,968
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/22	1,000,000	1,087,570
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	7,000,000	7,889,490
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	1,500,000	1,652,775
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	3,000,000	3,292,650
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	2,000,000	2,186,520
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/32 (NATL)(2)	1,000,000	591,050
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NATL)(2)	12,750,000	6,494,340
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	2,500,000	2,846,275
Anaheim Public Financing Authority Rev., 5.25%, 4/1/19, Prerefunded at 100% of Par(1)	2,500,000	2,530,300
Anaheim Public Financing Authority Rev., 5.375%, 4/1/21, Prerefunded at 100% of Par(1)	1,000,000	1,082,930
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(1)	1,200,000	1,339,884
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(1)	2,275,000	2,540,197
Anaheim Public Financing Authority Rev., 5.00%, 5/1/25	1,000,000	1,148,780
Anaheim Public Financing Authority Rev., 5.00%, 5/1/28	1,100,000	1,246,201
Anaheim Public Financing Authority Rev., 5.00%, 5/1/29	1,250,000	1,410,712
Anaheim Public Financing Authority Rev., 5.00%, 5/1/34	1,360,000	1,518,780
Anaheim Public Financing Authority Rev., 5.00%, 5/1/39	1,550,000	1,715,323
Anaheim Public Financing Authority Rev., 5.00%, 5/1/46	4,200,000	4,625,880
Atwater Wastewater Rev., 5.00%, 5/1/23 (AGM)	510,000	569,497
Atwater Wastewater Rev., 5.00%, 5/1/25 (AGM)	745,000	859,700
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	415,000	489,609
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	700,000	815,486
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	895,000	1,029,178
Bay Area Toll Authority Rev., 5.00%, 4/1/23, Prerefunded at 100% of Par(1)	8,265,000	9,345,814
Bay Area Toll Authority Rev., 5.00%, 4/1/24	1,500,000	1,649,955
Bay Area Toll Authority Rev., 5.00%, 4/1/25	3,500,000	3,840,410
Bay Area Toll Authority Rev., 5.00%, 4/1/28	7,185,000	7,854,642
Bay Area Toll Authority Rev., 5.00%, 10/1/54	5,000,000	5,404,700
Bay Area Toll Authority Rev., VRDN, 2.39%, (MUNIPSA plus 0.70%), 10/1/19	1,550,000	1,551,674
Bay Area Toll Authority Rev., VRDN, 2.00%, 4/1/21	2,000,000	1,995,160
Bay Area Toll Authority Rev., VRDN, 2.79%, (MUNIPSA plus 1.10%), 4/1/24	3,750,000	3,844,012
Bay Area Toll Authority Rev., VRDN, 2.94%, (MUNIPSA plus 1.25%), 4/1/27	4,000,000	4,157,520
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/33	1,500,000	1,376,715

Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/34	1,785,000	1,629,937
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	308,050
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	890,040
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/32	875,000	961,012
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/33	600,000	655,992
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	4,000,000	4,004,640
California Educational Facilities Authority Rev., 5.00%, 10/1/21(1)	365,000	396,284
California Educational Facilities Authority Rev., 5.00%, 10/1/21(1)	385,000	418,553
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/21	750,000	804,270
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	1,065,194
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,455,000	1,549,982
California Educational Facilities Authority Rev., (Claremont Mckenna College), 5.00%, 1/1/32	750,000	863,415
California Educational Facilities Authority Rev., (Harvey Mudd College), 5.25%, 12/1/41	2,000,000	2,164,120
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	800,000	920,424
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	351,642
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	931,368
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,397,678
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	564,965
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	716,144
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	745,000	846,208
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/27	275,000	320,029
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/28	250,000	288,890
California Educational Facilities Authority Rev., (University of Redlands), 3.00%, 10/1/29	360,000	352,886
California Educational Facilities Authority Rev., (University of Redlands), 3.00%, 10/1/30	365,000	352,262
California Educational Facilities Authority Rev., (University of Redlands), 3.125%, 10/1/31	295,000	286,330
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/32	600,000	681,084
California Educational Facilities Authority Rev., (University of Redlands), 3.25%, 10/1/33	355,000	340,658
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25	1,875,000	2,222,925
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,694,340
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/22	3,000,000	3,346,650
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/23	2,150,000	2,452,612
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/24	1,450,000	1,687,104
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/26	3,000,000	3,521,280
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/27	6,000,000	7,007,220
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/31	2,700,000	3,106,539
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/32	400,000	459,480
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.25%, 11/1/29 (GA: Children's Healthcare of California)	5,000,000	5,206,200
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 6.00%, 7/1/19, Prerefunded at 100% of Par(1)	3,400,000	3,485,816
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/24	1,200,000	1,365,144
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/25	500,000	578,395
California Health Facilities Financing Authority Rev., (Kaiser Credit Group), VRDN, 5.00%, 11/1/22	2,200,000	2,441,516
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/25	5,855,000	6,449,692
California Health Facilities Financing Authority Rev., (Northern California Retired Officers Community), 5.70%, 12/1/18, Prerefunded at 100% of Par (Ambac California Mortgage Insurance)(1)	1,455,000	1,455,000
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.50%, 7/1/29	1,500,000	1,533,465
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,070,000	1,170,601
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.75%, 7/1/39	2,000,000	2,045,020

California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRDN, 2.00%, 10/1/25	3,500,000	3,397,205
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/20, Prerefunded at 100% of Par(1)	2,000,000	2,124,680
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/22	1,000,000	1,119,190
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,500,000	2,961,400
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 6.00%, 8/15/20, Prerefunded at 100% of Par(1)	2,500,000	2,680,325
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/22	1,650,000	1,785,300
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.25%, 8/15/22	3,335,000	3,367,883
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/22	2,250,000	2,511,810
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/24	2,885,000	3,351,476
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,797,300
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/29	2,000,000	2,293,120
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/30	1,750,000	1,995,332
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/31	1,500,000	1,702,395
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,309,640
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,141,148
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,357,878
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	1,000,000	1,123,410
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,532,989
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRDN, 2.02%, (70% of the 1-month LIBOR plus 0.38%), 8/1/21	9,000,000	9,002,790
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/28	800,000	931,232
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/29	1,250,000	1,446,225
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/30	1,000,000	1,147,200
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/31	800,000	914,304
California Infrastructure & Economic Development Bank Rev., (Colburn School), VRDN, 2.69%, (MUNIPSA plus 1.00%), 6/1/20	5,310,000	5,346,002
California Infrastructure & Economic Development Bank Rev., (J. Paul Getty Trust), VRDN, 2.15%, (70% of the 3-month LIBOR plus 0.37%), 4/1/20	3,000,000	3,008,370
California Infrastructure & Economic Development Bank Rev., (J. Paul Getty Trust), VRDN, 1.81%, (70% of the 1-month LIBOR plus 0.20%), 4/1/21	7,500,000	7,510,500
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRDN, 2.29%, (70% of the 1-month LIBOR plus 0.65%), 2/1/21	5,000,000	5,019,950
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/25	3,500,000	4,025,840
California Municipal Finance Authority Rev., 5.00%, 6/1/37	2,990,000	3,400,946
California Municipal Finance Authority Rev., (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(1)	665,000	757,295
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,251,012
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	500,000	515,820
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(3)	1,000,000	1,073,500
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/22	250,000	274,188
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/23	225,000	250,952
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/24	275,000	310,610
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/25	275,000	313,990
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/26	300,000	344,943
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/27	300,000	347,214
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/28	150,000	174,803
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/29	225,000	260,341
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/30	225,000	258,698

California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/31	200,000	229,046
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/32	225,000	256,865
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/33	225,000	255,650
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/34	250,000	282,715
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/35	225,000	253,442
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/36	250,000	280,275
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/37	275,000	307,335
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/38	300,000	334,221
California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/35 (California Mortgage Insurance)	1,000,000	1,149,440
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/22	1,000,000	1,079,470
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/23	520,000	572,551
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25	1,925,000	2,187,685
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/26	1,000,000	1,149,270
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	545,000	613,468
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	1,075,000	1,236,863
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	735,000	823,538
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	4,130,000	4,723,027
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	1,000,000	1,114,520
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/30	1,000,000	1,137,000
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/33	3,940,000	4,414,021
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/40	1,420,000	1,530,973
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	5,000,000	5,377,650
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/19(1)	605,000	616,646
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.25%, 7/1/20, Prerefunded at 100% of Par(1)	1,760,000	1,853,280
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/24	2,045,000	2,283,365
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	1,600,000	1,814,944
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,365,671
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/30	1,000,000	1,120,990
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,000,000	1,116,720
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,335,000	1,490,821
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,655,775
California Municipal Finance Authority Rev., (Emerson College), 5.75%, 1/1/22, Prerefunded at 100% of Par(1)	2,250,000	2,509,650
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/22, Prerefunded at 100% of Par(1)	3,000,000	3,368,520
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,534,356
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,667,235
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/33	1,040,000	1,162,086
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,111,630
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	1,065,000	1,178,657
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	793,325
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,099,410
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/20	1,000,000	1,005,700

California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/21	1,680,000	1,689,542
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 4.00%, 11/1/22	1,000,000	1,041,040
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/36	1,500,000	1,611,975
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	300,000	322,128
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,000,000	1,065,480
California Municipal Finance Authority Rev., (University of La Verne), 6.25%, 6/1/20, Prerefunded at 100% of Par(1)	1,000,000	1,065,820
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	807,933
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,168,540
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,171,770
California Municipal Finance Authority Rev., VRDN, 2.04%, (MUNIPSA plus 0.35%), 12/1/20	3,500,000	3,503,745
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/33	500,000	539,860
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	1,000,000	1,065,780
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 3.00%, 7/1/19(3)	1,025,000	1,028,013
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 3.00%, 7/1/20(3)	1,115,000	1,121,657
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46	7,000,000	7,359,940
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/41(3)	1,200,000	1,259,460
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/21(3)	100,000	105,726
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/22(3)	165,000	177,057
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/23(3)	175,000	189,945
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/24(3)	160,000	174,965
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/25(3)	150,000	164,843
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(3)	150,000	165,737
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(3)	160,000	177,534
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(3)	190,000	211,366
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(3)	500,000	527,460
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(3)	380,000	388,732
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(3)	670,000	687,232
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(3)	635,000	645,859
California State Public Works Board Rev., 6.00%, 4/1/19, Prerefunded at 100% of Par(1)	2,130,000	2,160,970
California State Public Works Board Rev., 6.25%, 4/1/19, Prerefunded at 100% of Par(1)	2,435,000	2,472,353
California State Public Works Board Rev., 5.75%, 10/1/19, Prerefunded at 100% of Par(1)	2,000,000	2,068,200
California State Public Works Board Rev., 6.375%, 11/1/19, Prerefunded at 100% of Par(1)	2,500,000	2,607,650
California State Public Works Board Rev., 5.00%, 4/1/21	3,000,000	3,209,280
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(1)	1,000,000	1,114,490
California State Public Works Board Rev., 5.00%, 4/1/23	2,000,000	2,187,080
California State Public Works Board Rev., 5.00%, 4/1/25	1,800,000	1,963,512
California State Public Works Board Rev., 5.25%, 12/1/26	3,000,000	3,275,250
California State Public Works Board Rev., 5.75%, 11/1/29	1,685,000	1,743,806
California State Public Works Board Rev., (California State University), 5.00%, 9/1/23, Prerefunded at 100% of Par(1)	1,865,000	2,126,827
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/25	5,000,000	5,729,050
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/27	5,000,000	5,750,600
California State University Rev., 5.00%, 11/1/19	1,000,000	1,030,060
California State University Rev., 5.00%, 11/1/20	1,250,000	1,328,087
California State University Rev., 5.00%, 11/1/21	1,000,000	1,091,610
California State University Rev., 5.00%, 11/1/24	5,000,000	5,434,300
California State University Rev., 5.00%, 11/1/28	2,000,000	2,397,800
California State University Rev., 5.00%, 11/1/29	1,000,000	1,191,700
California State University Rev., 5.00%, 11/1/30	3,000,000	3,529,410
California State University Rev., 5.00%, 11/1/31	2,900,000	3,388,331

California State University Rev., 5.00%, 11/1/32	1,750,000	1,982,680
California State University Rev., 4.00%, 11/1/34	10,000,000	10,457,300
California State University Rev., VRDN, 4.00%, 11/1/23	4,000,000	4,304,720
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/31 (AGM)	1,155,000	1,362,172
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/34 (AGM)	1,340,000	1,558,219
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/38 (AGM)	1,000,000	1,143,660
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/23	1,190,000	1,331,598
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/24	800,000	912,744
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/25	750,000	870,248
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/26	1,000,000	1,176,290
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/27	1,590,000	1,853,733
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/31	740,000	863,713
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/32	900,000	1,044,945
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/33	1,250,000	1,446,075
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/34	1,000,000	1,151,100
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	715,000	801,737
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,475,000	1,691,604
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/22	1,065,000	1,150,999
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/21	1,225,000	1,298,145
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/22	2,000,000	2,159,320
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/23	1,000,000	1,097,960
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	1,000,000	1,114,700
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	2,173,209
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,304,323
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,398,900
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	2,160,209
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/40	1,200,000	1,296,660
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/21	1,000,000	1,072,120
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	300,000	328,509
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	475,000	520,139
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	300,000	334,425
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	600,000	668,850
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24	750,000	848,603
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	300,000	343,557
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	800,000	904,608
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/26	325,000	375,567

California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/27	1,880,000	2,106,766
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,000,000	1,057,620
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/24	210,000	235,908
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/25	275,000	313,797
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/30	145,000	165,557
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/31	125,000	141,950
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 4.00%, 4/1/32	185,000	192,346
California Statewide Communities Development Authority Rev., (Hebrew Home for Aged Disabled), 3.50%, 11/1/21 (California Mortgage Insurance)	3,000,000	3,037,440
California Statewide Communities Development Authority Rev., (John Muir Health), 5.00%, 7/1/19, Prerefunded at 100% of Par(1)	2,225,000	2,267,831
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	8,400,000	8,926,596
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 1.54%, 12/7/18	16,150,000	16,150,000
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/21(3)	5,335,000	5,418,386
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(3)	3,000,000	3,092,160
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(3)	5,000,000	5,447,800
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(3)	1,000,000	1,058,590
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(3)	3,500,000	3,635,765
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,136,505
California Statewide Communities Development Authority Rev., (Marin General Hospital), 5.00%, 8/1/30	500,000	583,070
California Statewide Communities Development Authority Rev., (Marin General Hospital), 5.00%, 8/1/32	675,000	782,035
California Statewide Communities Development Authority Rev., (Marin General Hospital), 5.00%, 8/1/33	450,000	519,089
California Statewide Communities Development Authority Rev., (Marin General Hospital), 5.00%, 8/1/34	625,000	717,606
California Statewide Communities Development Authority Rev., (Marin General Hospital), 5.00%, 8/1/35	725,000	829,386
California Statewide Communities Development Authority Rev., (Marin General Hospital), 5.00%, 8/1/36	700,000	796,824
California Statewide Communities Development Authority Rev., (Marin General Hospital), 5.00%, 8/1/37	500,000	568,440
California Statewide Communities Development Authority Rev., (Marin General Hospital), 5.00%, 8/1/38	500,000	565,140
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/33(4)	2,000,000	2,216,320
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/35(4)	5,175,000	5,669,005
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/36(4)	4,560,000	4,973,911
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/38(4)	3,825,000	4,145,458
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/28	1,000,000	1,127,450
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/29	600,000	673,446
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/31	870,000	967,449
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 2.625%, 12/1/23	4,750,000	4,661,317
California Statewide Communities Development Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/41	2,070,000	2,241,210
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/25 (California Mortgage Insurance)	2,500,000	2,527,400
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/26 (California Mortgage Insurance)	2,750,000	2,773,512
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/27 (California Mortgage Insurance)	1,500,000	1,509,690
California Statewide Communities Development Authority Special Tax, 4.25%, 9/1/21	1,130,000	1,174,432
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/27	875,000	955,203

California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	2,225,000	2,420,155
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/19 (AGM)	800,000	821,248
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/20 (AGM)	785,000	829,447
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,330,789
Chabot-Las Positas Community College District GO, 4.00%, 8/1/19	3,500,000	3,555,440
Chaffey Joint Union High School District GO, 5.00%, 8/1/30	3,125,000	3,497,625
Chaffey Joint Union High School District GO, 5.00%, 8/1/32	1,220,000	1,360,337
City & County of San Francisco COP, 5.00%, 10/1/19	2,930,000	3,010,282
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	2,128,611
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NATL)(2)	5,935,000	5,153,776
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/19	1,300,000	1,327,326
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/20	915,000	961,683
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/21	500,000	537,635
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/22	350,000	385,224
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/23 (AGM)	600,000	674,088
Contra Costa Transportation Authority Rev., 5.00%, 3/1/29	1,000,000	1,191,160
Contra Costa Transportation Authority Rev., 5.00%, 3/1/30	1,250,000	1,476,062
Contra Costa Transportation Authority Rev., 5.00%, 3/1/31	1,000,000	1,175,180
Del Mar Race Track Authority Rev., 4.00%, 10/1/19	1,275,000	1,289,229
Del Mar Race Track Authority Rev., 4.00%, 10/1/20	1,330,000	1,362,705
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	660,000	702,979
East Side Union High School District GO, 5.00%, 8/1/25	1,405,000	1,553,719
Fontana Special Tax, 4.00%, 9/1/19	390,000	395,125
Fontana Special Tax, 5.00%, 9/1/20	545,000	569,961
Fontana Special Tax, 5.00%, 9/1/22	520,000	564,782
Fontana Special Tax, 5.00%, 9/1/24	575,000	639,383
Fontana Special Tax, (Fontana Community Facilities District No. 31 Citrus Heights North), 4.00%, 9/1/28	750,000	788,933
Fontana Special Tax, (Fontana Community Facilities District No. 31 Citrus Heights North), 4.00%, 9/1/29	555,000	577,716
Fontana Special Tax, (Fontana Community Facilities District No. 31 Citrus Heights North), 4.00%, 9/1/30	1,110,000	1,142,479
Fontana Special Tax, (Fontana Community Facilities District No. 31 Citrus Heights North), 4.00%, 9/1/31	925,000	945,202
Fontana Special Tax, (Fontana Community Facilities District No. 31 Citrus Heights North), 4.00%, 9/1/32	1,000,000	1,018,560
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,195,000	1,397,684
Foothill-Eastern Transportation Corridor Agency Rev., 6.25%, 1/15/33	3,750,000	4,289,250
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	572,930
Foothill-Eastern Transportation Corridor Agency Rev., 5.75%, 1/15/46	1,000,000	1,115,880
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	6,250,000	7,116,687
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(2)	750,000	402,983
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(2)	6,070,000	2,041,644
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,300,000	2,059,236
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.00%, 1/15/20	5,000,000	5,082,000
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	3,750,000	4,136,325
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/24 (AGM)	1,350,000	1,530,225
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/26 (AGM)	1,650,000	1,910,716
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/28 (AGM)	1,400,000	1,625,372
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/29 (AGM)	1,000,000	1,153,430
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/30 (AGM)	1,350,000	1,548,868
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	500,000	553,280
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/23 (BAM)	500,000	564,270
Golden Empire Schools Financing Authority Rev., (Kern High School District), 5.00%, 5/1/21	3,000,000	3,215,400

Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/19	3,450,000	3,504,130
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/19	1,000,000	1,015,690
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/20	1,000,000	1,040,270
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/20	1,000,000	1,044,020
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/21	1,000,000	1,069,030
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,070,000	2,244,170
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23	3,000,000	3,306,030
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	7,435,000	8,104,076
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	6,000,000	6,621,840
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27	7,960,000	8,818,247
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/28	2,000,000	2,200,220
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	4,000,000	4,379,000
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	6,650,000	7,307,685
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,000,000	1,097,120
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/36	9,500,000	9,321,780
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	2,500,000	2,400,025
Golden State Tobacco Securitization Corp. Rev., 5.25%, 6/1/47	2,500,000	2,486,900
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25(2)	3,000,000	2,540,100
Grossmont-Cuyamaca Community College District GO, 5.25%, 8/1/27	750,000	853,718
Hayward Area Recreation & Park District COP, 5.125%, 1/1/24, Prerefunded at 100% of Par(1)	2,750,000	3,167,037
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AGM)	4,195,000	4,891,664
Huntington Beach Union High School District GO, 5.00%, 8/1/26	3,030,000	3,425,657
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/22 (BAM)	350,000	382,865
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/23 (BAM)	1,000,000	1,117,100
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,732,875
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	556,265
Inglewood Unified School District GO, 4.00%, 8/1/21 (BAM)	400,000	418,124
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	267,308
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	562,785
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	560,830
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	333,471
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	947,408
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	550,380
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,840,907
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,899,228
Irvine Special Assessment, 4.00%, 9/2/19	2,000,000	2,033,540
Irvine Special Assessment, 4.00%, 9/2/19	1,375,000	1,398,059
Irvine Special Assessment, 5.00%, 9/2/26	1,500,000	1,774,080
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,057,090
Irvine Unified School District Special Tax, 5.00%, 9/1/21	1,500,000	1,600,365
Irvine Unified School District Special Tax, 5.00%, 9/1/23	1,135,000	1,246,162
Irvine Unified School District Special Tax, 5.00%, 9/1/25	1,330,000	1,485,184
Irvine Unified School District Special Tax, 5.00%, 9/1/26	640,000	720,282
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,545,735
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23	625,000	702,700
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	777,968
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,140,670
Jurupa Unified School District GO, 5.00%, 8/1/37	1,075,000	1,230,015
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/19	1,150,000	1,177,910

La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/20	1,045,000	1,102,423
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31	4,265,000	4,842,609
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/20	640,000	662,874
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/21	315,000	332,271
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/22	225,000	240,926
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/29	635,000	662,661
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/24 (AGM)	435,000	497,744
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	698,274
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35	1,545,000	1,832,895
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37	695,000	872,114
Long Beach Harbor Rev., 5.00%, 12/15/20	6,250,000	6,662,500
Long Beach Marina System Rev., 5.00%, 5/15/23	650,000	708,539
Long Beach Marina System Rev., 5.00%, 5/15/24	1,380,000	1,519,173
Long Beach Marina System Rev., 5.00%, 5/15/25	500,000	554,805
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	890,176
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	665,406
Long Beach Marina System Rev., 5.00%, 5/15/40	3,750,000	4,039,462
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	5,956,400
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 0.00%, 8/1/42	3,200,000	2,875,712
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,546,693
Los Angeles County COP, 5.00%, 3/1/21	1,195,000	1,281,900
Los Angeles County COP, 5.00%, 3/1/22	1,000,000	1,102,030
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/20	3,000,000	3,152,700
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/21	2,470,000	2,677,258
Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation, Capital Appreciation, 0.00%, 12/1/19 (AGM)(2)	1,500,000	1,468,815
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/23	2,855,000	3,254,272
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/26	2,700,000	3,176,577
Los Angeles Department of Airports Rev., 5.00%, 5/15/24	3,040,000	3,183,093
Los Angeles Department of Airports Rev., 5.00%, 5/15/26	1,500,000	1,733,940
Los Angeles Department of Airports Rev., 5.00%, 5/15/27	1,280,000	1,473,024
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,554,282
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,432,687
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,714,530
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	2,000,000	2,080,100
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	3,000,000	3,121,020
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,215,000	1,383,849
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,180,000	1,343,985
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,445,000	1,645,812
Los Angeles Department of Water Rev., 5.00%, 7/1/24	1,500,000	1,661,070
Los Angeles Department of Water Rev., 5.00%, 7/1/25	3,940,000	4,671,658
Los Angeles Department of Water Rev., 5.00%, 7/1/26	4,040,000	4,861,655
Los Angeles Department of Water Rev., 5.00%, 7/1/27	2,125,000	2,589,971
Los Angeles Department of Water Rev., 5.00%, 7/1/28	2,840,000	3,465,340
Los Angeles Department of Water Rev., 5.00%, 7/1/29	6,030,000	7,282,974
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	1,525,000	1,806,393
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,201,330
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,101,910
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,300,000	1,483,391
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	6,470,000	7,284,249

Los Angeles Unified School District COP, 5.00%, 10/1/29	1,700,000	1,863,421
Los Angeles Unified School District GO, 5.00%, 7/1/21	1,120,000	1,210,742
Los Angeles Unified School District GO, 5.00%, 7/1/21	3,000,000	3,243,060
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,140,000	5,537,528
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,000,000	5,767,150
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	2,973,725
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	4,070,226
Los Angeles Unified School District GO, 5.25%, 7/1/26	4,000,000	4,209,080
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,197,441
Los Angeles Unified School District GO, 5.00%, 7/1/30	1,155,000	1,309,423
Los Angeles Wastewater System Rev., 5.75%, 6/1/19, Prerefunded at 100% of Par(1)	1,325,000	1,352,083
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,754,685
M-S-R Energy Authority Rev., 7.00%, 11/1/34	1,000,000	1,395,750
M-S-R Energy Authority Rev., 7.00%, 11/1/34	5,880,000	8,207,010
M-S-R Energy Authority Rev., 6.50%, 11/1/39	1,180,000	1,618,512
M-S-R Energy Authority Rev., 6.50%, 11/1/39	1,425,000	1,954,558
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(2)	5,905,000	4,238,904
Menlo Park Community Development Agency Successor Agency Tax Allocation, 5.00%, 10/1/19	420,000	431,193
Menlo Park Community Development Agency Successor Agency Tax Allocation, 5.00%, 10/1/20	325,000	343,460
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,729,968
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	7,332,584
Modesto Irrigation District COP, 5.75%, 4/1/19, Prerefunded at 100% of Par(1)	1,580,000	1,601,425
Modesto Irrigation District COP, 5.75%, 10/1/34	920,000	930,884
Mountain View Shoreline Regional Park Community Tax Allocation, 5.00%, 8/1/38 (AGM)(4)	1,135,000	1,290,166
Mountain View Shoreline Regional Park Community Tax Allocation, 5.00%, 8/1/43 (AGM)(4)	1,000,000	1,123,210
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/22	1,000,000	1,115,360
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 3/1/25	3,000,000	3,273,360
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/25	750,000	886,245
Murrieta Financing Authority Special Tax, 5.00%, 9/1/21	1,200,000	1,288,224
Napa Valley Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/22	5,745,000	5,639,924
Napa Valley Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/33	2,850,000	2,758,144
Napa Valley Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/34	1,500,000	1,441,830
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	2,009,482
Newport Beach Rev., (Hoag Memorial Hospital / Newport Healthcare Obligated Group), 6.00%, 12/1/21, Prerefunded at 100% of Par(1)	2,000,000	2,242,340
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/27	1,295,000	1,463,777
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/28	1,500,000	1,689,975
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/30	1,750,000	1,960,647
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/31	1,000,000	1,118,290
North Lake Tahoe Public Financing Authority Rev., 4.00%, 12/1/19	1,000,000	1,023,420
Northern California Power Agency Rev., 5.00%, 8/1/19	2,000,000	2,044,320
Northern California Power Agency Rev., 5.00%, 8/1/20	1,515,000	1,567,980
Northern California Power Agency Rev., 5.00%, 8/1/21	2,050,000	2,120,663
Northern California Power Agency Rev., 5.25%, 8/1/22	4,250,000	4,409,630
Northern California Power Agency Rev., 5.00%, 7/1/26	1,750,000	1,924,527
Northern California Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,198,020
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,171,510
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,166,970
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	2,146,031
Oakland Alameda County Coliseum Authority Rev., 5.00%, 2/1/25	4,065,000	4,404,834

Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,376,904
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/20	1,670,000	1,758,293
Oakland Unified School District / Alameda County GO, 6.625%, 8/1/21, Prerefunded at 100% of Par(1)	1,870,000	2,105,209
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/22	660,000	706,312
Oakland Unified School District / Alameda County GO, 5.50%, 8/1/22, Prerefunded at 100% of Par(1)	3,150,000	3,559,594
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/23	1,400,000	1,577,506
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	2,500,000	2,909,475
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	650,000	756,464
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/20	295,000	302,741
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/21	285,000	296,021
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/22	300,000	313,128
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/23	60,000	62,740
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/24	315,000	330,133
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	340,642
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	356,840
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	234,931
Orange County Special Assessment, 3.00%, 9/2/25	285,000	296,212
Orange County Special Assessment, 5.00%, 9/2/26	600,000	707,484
Orange County Special Assessment, 5.00%, 9/2/28	600,000	722,514
Orange County Special Assessment, 5.00%, 9/2/30	875,000	1,039,386
Orange County Community Facilities District Special Tax, 5.00%, 8/15/28	1,960,000	2,122,014
Orange County Community Facilities District Special Tax, 5.00%, 8/15/29	2,000,000	2,207,900
Orange County Community Facilities District Special Tax, 5.00%, 8/15/30	2,220,000	2,438,159
Orange County Community Facilities District Special Tax, 5.00%, 8/15/32	2,575,000	2,811,720
Orange County Community Facilities District Special Tax, 5.00%, 8/15/35	1,000,000	1,072,760
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,296,640
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	4,210,585
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,706,223
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	2,500,000	2,782,975
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,110,500
Oxnard School District GO, VRN, 3.00%, 8/1/40 (AGM)	3,500,000	3,661,455
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	409,654
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NATL)	2,150,000	2,506,040
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NATL)	2,075,000	2,408,992
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NATL)	1,215,000	1,404,917
Palomar Health COP, (Palomar Health Obligated Group), 6.75%, 11/1/19, Prerefunded at 100% of Par(1)	500,000	522,465
Palomar Health COP, (Palomar Health Obligated Group), 5.25%, 11/1/20, Prerefunded at 100% of Par(1)	475,000	496,461
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/20	535,000	558,021
Palomar Health COP, (Palomar Health Obligated Group), 6.00%, 11/1/20, Prerefunded at 100% of Par(1)	1,870,000	2,019,226
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/22	770,000	831,639
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	728,605
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	534,731
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	813,658
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	4,353,320
Palomar Health GO, Capital Appreciation, VRN, 0.00%, 8/1/38 (AGC)	3,330,000	4,134,728
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/21	3,625,000	3,850,910
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/24	2,375,000	2,635,751
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	5,035,843
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	4,100,000	4,559,774

Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	4,080,000	4,312,478
Palos Verdes Peninsula Unified School District GO, 0.00%, 8/1/33(2)	2,600,000	1,550,016
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,373,657
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,433,260
Pomona Unified School District GO, 6.55%, 8/1/29 (NATL)	1,000,000	1,231,580
Pomona Unified School District GO, 6.15%, 8/1/30 (NATL)	855,000	969,536
Porterville Public Financing Authority Rev., 5.625%, 10/1/21, Prerefunded at 100% of Par(1)	4,000,000	4,417,120
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(2)	4,890,000	1,923,726
Poway Unified School District Rev., 7.875%, 9/15/19, Prerefunded at 100% of Par(1)	1,010,000	1,058,036
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,650,000	1,911,508
Rancho Santa Fe Community Services District Special Tax, 5.125%, 9/1/21, Prerefunded at 100% of Par(1)	790,000	858,612
Rancho Santa Fe Community Services District Special Tax, 5.25%, 9/1/21, Prerefunded at 100% of Par(1)	1,300,000	1,417,221
Rancho Santa Fe Community Services District Special Tax, 5.375%, 9/1/21, Prerefunded at 100% of Par(1)	1,410,000	1,541,835
Redding Electric System Rev., 5.00%, 6/1/28	1,000,000	1,197,750
Redding Electric System Rev., 5.00%, 6/1/29	1,250,000	1,487,787
Redding Electric System Rev., 5.00%, 6/1/30	1,250,000	1,470,150
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,422,929
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,255,740
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	787,451
Riverside County Redevelopment Successor Agency Tax Allocation, 6.50%, 10/1/20, Prerefunded at 100% of Par(1)	1,560,000	1,693,068
Riverside County Transportation Commission Rev., 5.25%, 6/1/23, Prerefunded at 100% of Par(1)	1,335,000	1,529,776
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(2)	1,000,000	688,580
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(2)	1,000,000	623,040
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(2)	1,555,000	920,684
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,927,866
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	3,956,886
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	4,366,050
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	3,773,720
Riverside Water Rev., VRDN, 2.32%, (MUNIPSA plus 0.63%), 1/15/20	7,040,000	7,041,760
Romoland School District Special Tax, 4.00%, 9/1/21	1,035,000	1,076,700
Romoland School District Special Tax, 5.00%, 9/1/22	1,140,000	1,236,900
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/36	1,000,000	1,090,230
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/37	1,100,000	1,197,185
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/38	1,000,000	1,085,850
Roseville Special Tax, 5.00%, 9/1/25	750,000	843,330
Roseville Special Tax, 5.00%, 9/1/26	1,075,000	1,214,578
Roseville Special Tax, 5.00%, 9/1/28	1,025,000	1,155,503
Roseville Special Tax, 5.00%, 9/1/30	1,390,000	1,549,113
Roseville Special Tax, 5.00%, 9/1/31	1,000,000	1,108,890
Roseville Special Tax, 5.00%, 9/1/32	1,250,000	1,379,200
Roseville Special Tax, 5.00%, 9/1/34	1,050,000	1,145,361
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	1,984,263
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,625,952
Sacramento City Financing Authority Rev., 5.40%, 11/1/20 (Ambac)	925,000	966,468
Sacramento County Airport System Rev., 5.00%, 7/1/20	1,000,000	1,049,300
Sacramento County Airport System Rev., 5.00%, 7/1/23	1,000,000	1,048,880
Sacramento County Airport System Rev., 5.00%, 7/1/24	1,000,000	1,048,400
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,680,709

Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,152,560
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,146,420
Sacramento County Sanitation Districts Financing Authority Rev., 5.25%, 12/1/21 (NATL)	1,000,000	1,098,470
Sacramento County Sanitation Districts Financing Authority Rev., VRN, 2.09%, (67% of the 3-month LIBOR plus 0.53%), 12/1/35 (NATL)	19,000,000	18,376,990
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (Ambac)	3,000,000	3,379,080
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,000,000	1,167,070
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,500,000	1,664,205
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	5,000,000	5,541,700
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,200,000	1,480,344
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 12/1/18	2,000,000	2,000,000
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,534,768
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	1,000,000	1,141,570
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/37	2,250,000	2,560,860
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,134,950
Salinas Union High School District GO, 0.00%, 8/1/20(2)	5,000,000	4,827,350
San Bernardino Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/34	17,240,000	20,274,068
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 3.00%, 12/1/18 (AGM)	1,725,000	1,725,000
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 12/1/19 (AGM)	2,665,000	2,726,082
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/20 (AGM)	2,915,000	3,099,636
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/22 (AGM)	2,310,000	2,559,873
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,647,814
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,479,140
San Buenaventura Rev., (Community Memorial Health System), 8.00%, 12/1/26	2,000,000	2,273,380
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,300,000	4,689,451
San Diego Community College District GO, 5.00%, 8/1/30	3,000,000	3,369,030
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/19	300,000	308,055
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/22	1,525,000	1,679,132
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	763,810
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/19	1,290,000	1,314,084
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/21	2,000,000	2,101,280
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,166,840
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	985,260
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,153,540
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	801,598
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	750,000	783,323
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,140,370
San Diego County Regional Transportation Commission Rev., 4.00%, 4/1/21	15,000,000	15,794,700
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/21	5,940,000	6,390,965
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/25	5,250,000	6,205,342
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/26	2,390,000	2,804,474
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/27	3,485,000	4,064,346
San Diego Public Facilities Financing Authority Sewer Rev., 5.00%, 5/15/19, Prerefunded at 100% of Par(1)	3,680,000	3,736,304
San Diego Public Facilities Financing Authority Sewer Rev., 5.25%, 5/15/20, Prerefunded at 100% of Par(1)	3,400,000	3,571,292
San Diego Public Facilities Financing Authority Sewer Rev., 5.00%, 5/15/28	10,000,000	11,855,400
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/21	2,000,000	2,169,480
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/24	2,000,000	2,223,680
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	1,000,000	1,114,080
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	1,000,000	1,141,250
San Diego Unified Port District Rev., 5.00%, 9/1/23	250,000	280,243

San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	558,340
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	835,725
San Diego Unified School District GO, 5.00%, 7/1/33	1,320,000	1,545,562
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,756,350
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/19	1,500,000	1,520,895
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(1)	980,000	1,054,225
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(1)	1,210,000	1,301,645
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/22	1,000,000	1,105,010
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 4.00%, 5/1/24	1,625,000	1,764,539
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/26	1,250,000	1,369,525
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/29	5,060,000	5,413,441
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/40	2,150,000	2,225,121
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.00%, 10/1/21	5,000,000	5,440,400
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/21	460,000	494,624
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/26	425,000	480,518
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/27	550,000	619,064
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28	370,000	415,218
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/31	400,000	444,664
San Francisco City & County Redevelopment Financing Authority Tax Allocation, 6.00%, 8/1/19(1)	510,000	524,657
San Francisco City & County Redevelopment Financing Authority Tax Allocation, 6.00%, 8/1/20(1)	515,000	550,870
San Francisco City & County Redevelopment Financing Authority Tax Allocation, 6.625%, 2/1/21, Prerefunded at 100% of Par(1)	500,000	551,170
San Francisco Public Utilities Commission Water Rev., 5.00%, 5/1/20, Prerefunded at 100% of Par(1)	2,780,000	2,908,686
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,223,547
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/25	850,000	970,606
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/34	13,685,000	14,805,528
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/44	1,000,000	1,063,760
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,000,000	1,066,600
San Jose Unified School District GO, 5.00%, 8/1/19	1,000,000	1,022,360
San Mateo Special Tax, 5.875%, 9/1/32	1,375,000	1,512,321
San Mateo Special Tax, 5.50%, 9/1/44	750,000	802,133
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/29(4)	1,515,000	1,822,742
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/31(4)	845,000	999,128
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/33(4)	840,000	980,616
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/35(4)	2,035,000	2,344,503
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/38(4)	1,000,000	1,139,780
Santa Clara Electric Rev., 5.00%, 7/1/30	1,500,000	1,614,435
Santa Clara Valley Transportation Authority Rev., 5.00%, 4/1/20	4,000,000	4,174,800
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,698,960
Santa Monica Redevelopment Agency Tax Allocation, 5.00%, 7/1/42	1,000,000	1,072,120
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	1,000,000	1,093,940
Santa Rosa Wastewater Rev., Capital Appreciation, 0.00%, 9/1/24 (Ambac)(2)	9,000,000	7,750,620
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/23 (NATL)	1,000,000	1,091,130
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NATL)	1,390,000	1,599,556
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NATL)	1,100,000	1,253,780
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NATL)	1,325,000	1,488,916
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/20	1,100,000	1,158,168
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/21	1,500,000	1,622,175
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/23	1,200,000	1,352,604

South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/25	1,125,000	1,310,062
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,179,190
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,375,767
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,607,893
Southern California Public Power Authority Rev., 5.00%, 7/1/20	4,000,000	4,206,160
Southern California Public Power Authority Rev., 5.00%, 7/1/21	2,780,000	3,005,236
Southern California Public Power Authority Rev., VRDN, 1.94%, (MUNIPSA plus 0.25%), 5/1/21	10,000,000	9,988,100
Southern California Water Replenishment District Rev., 5.00%, 8/1/21	1,000,000	1,086,100
Southern California Water Replenishment District Rev., 5.00%, 8/1/35(4)	2,190,000	2,548,525
Southern California Water Replenishment District Rev., 5.00%, 8/1/37(4)	2,170,000	2,506,958
State of California GO, 6.50%, 4/1/19, Prerefunded at 100% of Par(1)	4,060,000	4,125,447
State of California GO, 5.00%, 7/1/19(1)	4,505,000	4,594,379
State of California GO, 5.00%, 9/1/19	5,000,000	5,126,200
State of California GO, 5.25%, 10/1/20	5,000,000	5,149,300
State of California GO, 5.00%, 3/1/23	10,000,000	11,198,500
State of California GO, 5.50%, 4/1/24	4,600,000	4,654,188
State of California GO, 5.00%, 12/1/26	1,045,000	1,182,564
State of California GO, 5.00%, 2/1/27	10,000,000	11,090,000
State of California GO, 5.00%, 2/1/28	6,795,000	7,512,892
State of California GO, 5.75%, 4/1/28	5,000,000	5,061,800
State of California GO, 5.00%, 11/1/29	2,625,000	2,936,010
State of California GO, 5.75%, 4/1/31	5,000,000	5,061,150
State of California GO, 6.50%, 4/1/33	3,440,000	3,490,809
State of California GO, 5.50%, 3/1/40	3,000,000	3,123,450
State of California GO, VRDN, 2.32%, (70% of the 1-month LIBOR plus 0.70%), 12/1/20	1,700,000	1,710,098
State of California GO, VRDN, 2.375%, (70% of the 1-month LIBOR plus 0.76%), 12/1/21	4,000,000	4,034,160
State of California GO, VRDN, 4.00%, 12/1/21	4,000,000	4,165,680
State of California GO, VRN, 2.69%, (MUNIPSA plus 1.00%), 5/1/19	1,600,000	1,600,448
State of California GO, VRN, 2.84%, (MUNIPSA plus 1.15%), 5/1/20	1,920,000	1,936,704
State of California Department of Water Resources Rev., 5.00%, 12/1/19, Prerefunded at 100% of Par(1)	905,000	935,245
State of California Department of Water Resources Rev., 5.00%, 12/1/25	2,000,000	2,389,600
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/19	5,000,000	5,069,650
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20	14,215,000	14,864,910
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20, Prerefunded at 100% of Par(1)	1,860,000	1,946,099
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	10,000,000	10,776,900
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	1,140,000	1,192,622
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/22	4,180,000	4,624,794
Stockton Public Financing Authority Rev., 5.00%, 9/1/22 (BAM)	1,410,000	1,553,115
Stockton Public Financing Authority Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,611,333
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,244,518
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,578,570
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,704,345
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,136,000
Stockton Public Financing Authority Rev., 6.25%, 10/1/38	1,500,000	1,748,295
Stockton Public Financing Authority Rev., 6.25%, 10/1/40	750,000	872,670
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/30 (BAM)	1,000,000	1,154,350
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/31 (BAM)	1,000,000	1,149,810
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/20 (BAM)	575,000	596,212
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/21 (BAM)	450,000	472,167

Stockton Public Financing Authority Special Tax, 4.00%, 9/2/22 (BAM)	940,000	998,694
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/23 (BAM)	655,000	703,149
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,722,240
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	2,057,076
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	2,077,343
Stockton Unified School District GO, 5.00%, 8/1/30	5,000,000	5,695,300
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AGM)	500,000	583,965
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AGM)	1,155,000	1,342,607
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AGM)	765,000	878,082
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AGM)	750,000	857,835
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/19 (BAM)	265,000	270,955
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/20 (BAM)	400,000	420,288
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/21 (BAM)	515,000	555,561
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/22 (BAM)	275,000	303,328
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/37	2,250,000	2,249,910
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.125%, 6/1/46	1,000,000	999,960
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/28	425,000	474,419
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/33	1,610,000	1,767,265
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/38	1,635,000	1,776,869
Tuolumne Wind Project Authority Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(1)	2,200,000	2,206,710
Tustin Community Facilities District Special Tax, 5.00%, 9/1/22	480,000	526,915
Tustin Community Facilities District Special Tax, 5.00%, 9/1/23	725,000	812,435
Tustin Community Facilities District Special Tax, 5.00%, 9/1/28	1,000,000	1,136,240
Tustin Community Facilities District Special Tax, 5.00%, 9/1/30	1,000,000	1,125,760
Tustin Unified School District Special Tax, 6.00%, 9/1/20, Prerefunded at 100% of Par(1)	2,000,000	2,144,400
University of California Rev., 5.25%, 5/15/19, Prerefunded at 100% of Par(1)	2,210,000	2,246,266
University of California Rev., 5.25%, 5/15/19, Prerefunded at 100% of Par(1)	4,285,000	4,355,317
University of California Rev., 5.25%, 5/15/19, Prerefunded at 100% of Par(1)	1,255,000	1,275,595
University of California Rev., 5.00%, 5/15/20	1,405,000	1,422,534
University of California Rev., 5.00%, 5/15/22, Prerefunded at 100% of Par(1)	2,840,000	3,139,393
University of California Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(1)	1,395,000	1,582,390
University of California Rev., 5.00%, 5/15/25	6,855,000	7,744,299
University of California Rev., 4.00%, 5/15/26	2,415,000	2,704,293
University of California Rev., 5.00%, 5/15/26	3,310,000	3,647,123
University of California Rev., 5.00%, 5/15/26	11,300,000	13,298,744
University of California Rev., Series 2013 AL-3, VRDN, 1.47%, 12/3/18	4,600,000	4,600,000
University of California Rev., VRDN, 1.48%, 12/3/18	3,000,000	3,000,000
University of California Rev., VRDN, 1.49%, 12/3/18	15,700,000	15,700,000
University of California Rev., VRDN, 1.50%, 12/3/18	1,500,000	1,500,000
University of California Rev., VRDN, 5.00%, 5/15/23	5,000,000	5,625,950
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AGM)	1,045,000	1,214,112
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,710,181
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,640,598
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	1,004,870
Upper Santa Clara Valley Joint Powers Authority Rev., 4.00%, 8/1/19	600,000	609,660
Washington Township Health Care District Rev., 5.00%, 7/1/29	600,000	671,628
Washington Township Health Care District Rev., 3.50%, 7/1/30	760,000	739,229
Washington Township Health Care District Rev., 5.00%, 7/1/30	1,200,000	1,336,668

Washington Township Health Care District Rev., 3.75%, 7/1/31	400,000	396,120
Washington Township Health Care District Rev., 4.00%, 7/1/32	135,000	136,158
Washington Township Health Care District Rev., 5.00%, 7/1/35	990,000	1,082,189
Washington Township Health Care District Rev., 4.00%, 7/1/36	200,000	197,804
Washington Township Health Care District Rev., 4.00%, 7/1/37	200,000	197,004
Washington Township Health Care District Rev., 4.00%, 7/1/37	1,000,000	985,020
Washington Township Health Care District Rev., 5.00%, 7/1/42	1,000,000	1,073,180
West Contra Costa Unified School District GO, 5.00%, 8/1/30	2,000,000	2,270,280
West Contra Costa Unified School District GO, 5.00%, 8/1/33	3,000,000	3,390,180
West Contra Costa Unified School District GO, 5.00%, 8/1/35	1,500,000	1,688,355
West Sacramento Financing Authority Special Tax, 5.00%, 9/1/19 (XLCA)	995,000	1,016,691
West Sacramento Financing Authority Special Tax, 5.00%, 9/1/20 (XLCA)	1,195,000	1,250,364
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/24	1,690,000	1,913,080
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,342,973
		1,723,400,204
Guam — 0.4%
Guam Government GO, 6.00%, 11/15/19	225,000	230,159
Guam Government Power Authority Rev., 5.00%, 10/1/19 (AGM)	1,000,000	1,023,110
Guam Government Power Authority Rev., 5.50%, 10/1/20, Prerefunded at 100% of Par(1)	2,150,000	2,284,526
Guam Government Waterworks Authority Rev., 5.00%, 7/1/21	300,000	315,843
Guam Government Waterworks Authority Rev., 5.00%, 7/1/22	325,000	348,130
Guam Government Waterworks Authority Rev., 5.00%, 7/1/23	500,000	542,215
Guam Government Waterworks Authority Rev., 5.00%, 7/1/24	350,000	383,397
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25	350,000	385,896
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	553,245
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	998,010
		7,064,531
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $1,687,717,456)		1,730,464,735
OTHER ASSETS AND LIABILITIES — (1.0)%		(17,040,226)
TOTAL NET ASSETS — 100.0%		$1,713,424,509

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bonds	146	March 2019	$14,600,000	$20,426,313	$(96,141)

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

XLCA	-	XL Capital Ltd.

(1)	Escrowed to maturity in U.S. government securities or state and local government securities.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $26,751,787, which represented 1.6% of total net assets.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
California Tax-Free Money Market Fund
November 30, 2018

California Tax-Free Money Market - Schedule of Investments
NOVEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 97.0%
California — 96.7%
California Enterprise Development Authority Rev., (Community Hospice, Inc.), VRDN, 1.74%, 12/7/18 (LOC: Bank of Stockton and FHLB)	2,945,000	2,945,000
California Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 1.74%, 12/7/18 (LOC: First Republic Bank and FHLB)	5,630,000	5,630,000
California Infrastructure & Economic Development Bank Rev., (Bay Institute Aquarium Foundation), VRDN, 1.55%, 12/7/18 (LOC: Union Bank N.A. and FHLB)	2,135,000	2,135,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 1.75%, 12/7/18 (LOC: Rabobank N.A. and Rabobank Cooperatieve)	2,035,000	2,035,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 1.75%, 12/7/18 (LOC: Rabobank N.A. and Rabobank Nederland)	4,565,000	4,565,000
California Infrastructure & Economic Development Bank Rev., (EB Property Management LLC), VRDN, 1.69%, 12/7/18 (LOC: California United Bank and Wells Fargo Bank N.A.)	1,180,000	1,180,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA LLC), VRDN, 1.71%, 12/7/18 (LOC: Bank of the West)	820,000	820,000
California Infrastructure & Economic Development Bank Rev., VRDN, 1.74%, 12/7/18 (LOC: Union Bank N.A.)	2,030,000	2,030,000
California Municipal Finance Authority Rev., (Central Coast YMCA), VRDN, 1.74%, 12/7/18 (LOC: Pacific Capital Bank N.A. and FHLB)	4,185,000	4,185,000
California Municipal Finance Authority Rev., (High Desert Partnership In Academic Excellence Foundation, Inc.), VRDN, 1.74%, 12/7/18 (LOC: Union Bank N.A.)	1,905,000	1,905,000
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 1.62%, 12/7/18	900,000	900,000
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 1.62%, 12/7/18	1,330,000	1,330,000
California Statewide Communities Development Authority Rev., (Uptown Newport Building Owner LP), VRDN, 1.63%, 12/7/18 (LOC: East West Bank and Zions Bank)	7,600,000	7,600,000
California Statewide Communities Development Authority Rev., Series 2008 A, (Kaiser Credit Group), VRDN, 1.62%, 12/7/18	4,700,000	4,700,000
Calleguas-Las Virgenes Public Financing Authority Rev., VRDN, 1.61%, 12/7/18 (LOC: Wells Fargo Bank N.A.)	1,200,000	1,200,000
Fresno Rev., (Wasatch Pool Holdings LLC), VRDN, 1.55%, 12/7/18 (LOC: FNMA)(LIQ FAC: FNMA)	5,070,000	5,070,000
Irvine Ranch Water District Special Assessment, VRN, 1.68%, (MUNIPSA less 0.01%), 10/1/37	3,865,000	3,865,000
Irvine Ranch Water District Special Assessment, VRN, 1.68%, (MUNIPSA less 0.01%), 10/1/37	3,865,000	3,865,000
Los Angeles Community Redevelopment Agency Rev., (Forest City Southpark Two, Inc.), VRDN, 1.49%, 12/7/18 (LOC: FNMA)(LIQ FAC: FNMA)	2,895,000	2,895,000
Los Angeles Community Redevelopment Agency Rev., (Promenade Towers Ltd.), VRDN, 1.45%, 12/7/18 (LIQ FAC: FHLMC)	6,100,000	6,100,000
Los Angeles County Metropolitan Transportation Authority Tax Revenue, 1.72%, 12/5/18 (LOC: Citibank N.A.)	4,000,000	4,000,000
Metropolitan Water District of Southern California Rev., VRN, 1.66%, (MUNIPSA less 0.03%), 7/1/47	5,000,000	5,000,000
Modesto Rev., (Westdale Commons), VRDN, 1.55%, 12/7/18 (LOC: FNMA)(LIQ FAC: FNMA)	2,000,000	2,000,000
Municipal Improvement Corp. of Los Angeles Lease Revenue, 1.70%, 12/14/18 (LOC: Bank of the West)	6,200,000	6,200,000
Reedley COP, (Mennonite Brethren Homes, Inc.), VRDN, 1.74%, 12/7/18 (LOC: Bank of the Sierra and FHLB)	5,380,000	5,380,000
San Bernardino County Flood Control District Rev., VRDN, 1.65%, 12/7/18 (LOC: Bank of America N.A.)	1,000,000	1,000,000
San Diego County Water Authority Financing Corp., 1.73%, 12/6/18	4,000,000	4,000,000
San Diego Public Facilities Financing Authority Water Rev., 1.71%, 12/17/18 (LOC: Bank of America N.A.)	4,000,000	4,000,000
San Francisco City & County Public Utilities Commission Power Rev., 1.68%, 12/13/18 (LOC: Bank of America N.A.)	2,502,000	2,502,000
San Francisco City & County Public Utilities Commission Wastewater Rev., 1.76%, 1/29/19 (LOC: Bank of America N.A.)	3,000,000	3,000,000
State of California Department of Water Resources Rev., 1.70%, 12/6/18	2,167,000	2,167,000
State of California Department of Water Resources Rev., 1.74%, 1/2/19	7,000,000	7,000,000
State of California Department of Water Resources Rev., 1.76%, 1/16/19	1,631,000	1,631,000
Tender Option Bond Trust Receipts/Certificates GO, VRDN, 1.79%, 12/7/18 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000

Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.67%, 12/7/18 (LIQ FAC: Barclays Bank plc)(1)	2,220,000	2,220,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.69%, 12/7/18 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	800,000	800,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.71%, 12/7/18 (LIQ FAC: Bank of America N.A.)(1)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.72%, 12/7/18 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.72%, 12/7/18 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,500,000	3,500,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.79%, 12/7/18 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,750,000	3,750,000
Town of Apple Valley COP, VRDN, 1.74%, 12/7/18 (LOC: Union Bank N.A.)	385,000	385,000
University of California Rev., VRDN, 1.49%, 12/3/18	1,600,000	1,600,000
Victorville Joint Powers Finance Authority Rev., VRDN, 2.19%, 12/7/18 (LOC: BNP Paribas)	13,395,000	13,395,000
Yolo County Rev., (Beckett Hall, Inc.), VRDN, 1.74%, 12/7/18 (LOC: Bank of the West)	6,070,000	6,070,000
		157,555,000
Nevada — 0.3%
Truckee Meadows Water Authority Rev., 1.72%, 12/4/18 (LOC: Wells Fargo Bank N.A.)	412,000	412,000
TOTAL INVESTMENT SECURITIES — 97.0%		157,967,000
OTHER ASSETS AND LIABILITIES — 3.0%		4,967,670
TOTAL NET ASSETS — 100.0%		$162,934,670

NOTES TO SCHEDULE OF INVESTMENTS
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $23,270,000, which represented 14.3% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	January 25, 2019

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	January 25, 2019